Financial Liabilities and Lease Debts - Schedule Representing Remaining Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	$ 39,741	$ 42,630
Other financial liabilities		67,016
Financial liabilities, excluding EIB warrants	68,603
Trade payables	17,522	18,664
Other current liabilities	9,949	10,097
Total financial liabilities	141,298	138,408
Financial liabilities excluding EIB warrant liability	135,814
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	10,835	10,558
Other financial liabilities		16,573
Financial liabilities, excluding EIB warrants	18,478
Trade payables	17,522	18,664
Other current liabilities	9,949	10,097
Total financial liabilities	56,784	55,893
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	26,826	28,657
Other financial liabilities		36,618
Financial liabilities, excluding EIB warrants	70,095
Trade payables	0	0
Other current liabilities	0	0
Total financial liabilities	96,921	65,275
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	10,332	12,782
Other financial liabilities		36,538
Financial liabilities, excluding EIB warrants	10,398
Trade payables	0	0
Other current liabilities	0	0
Total financial liabilities	$ 20,729	$ 49,321